Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Rubicon Technologies L L C [Member] | Rubicon [Member]
Concentrations

Note 14—Concentrations

During the three months ended March 31, 2022 and 2021, the Company had two significant customers that accounted for approximately 32% and 27% of total revenues, respectively. As of March 31, 2022 and December 31, 2021, approximately 25% and 23%, respectively, of the Company’s accounts receivable and contract assets were due from these two customers.

Note 16—Concentrations

During the years ended December 31, 2021 and 2020, the Company had two significant customers that accounted for approximately 30% and 28% of total revenues, respectively. As of December 31, 2021 and 2020, approximately 23% and 23%, respectively, of the Company’s accounts receivable and contract assets were due from these two customers.